INVESTMENT IN PC GOLD INC. (Details 2) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Current liabilities	$ 9,955,000	$ 40,825,000
Non-current assets	216,398,000	251,187,000
Assets	260,309,000	301,213,000
Current assets	43,911,000	50,026,000
Non-current liabilities	26,429,000	16,835,000
Liabilities	36,384,000	$ 57,660,000
Pickle Crow
Statement [Line Items]
Current liabilities	0
Non-current assets	39,793
Assets	39,793
Current assets	10,931
Non-current liabilities	3,631
Liabilities	14,562
Net assets	$ 25,231